COLUMBIA FUNDS INSTITUTIONAL TRUST
                      Registration Nos. 33-30394; 811-05857

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


                  The undersigned hereby certifies on behalf of Columbia Funds Institutional Trust (the "Trust") that the forms of prospectuses for the Trust, as well as the form of Statement of Additional Information for the CMG Core Bond Fund, CMG Short Term Bond Fund, CMG Ultra Short Term Bond Fund and CMG High Yield Fund, that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses, and the Statement of Additional Information for the CMG Core Bond Fund, CMG Short Term Bond Fund, CMG Ultra Short Term Bond Fund and CMG High Yield Fund, contained in Post-Effective Amendment No. 36 under the 1933 Act and Amendment No. 35 under the 1940 Act, the text of which was filed electronically on November 30, 2007.

                  IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of December, 2007.


                                              COLUMBIA FUNDS INSTITUTIONAL TRUST




                                              /s/ Peter T. Fariel
                                              ---------------------------------
                                              Peter T. Fariel
                                              Assistant Secretary